UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2007

Item 1. Reports to Stockholders

Fidelity®

Select Portfolios®

Select Money Market Portfolio

Semiannual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Update *
Money Market	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

* Fund update includes: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Select Money Market Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 1,025.70	$ 1.88
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.28	$ 1.88

* Expenses are equal to the Fund's annualized expense ratio of .37%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Select Money Market Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/07	% of fund's investments 2/28/07	% of fund's investments 8/31/06
0 - 30	47.2	63.4	67.7
31 - 90	34.9	21.4	20.7
91 - 180	9.7	7.8	6.9
181 - 397	8.2	7.4	4.7
Weighted Average Maturity
	8/31/07	2/28/07	8/31/06
Money Market Portfolio	61 Days	51 Days	43 Days
All Taxable Money Markets Funds Average *	38 Days	42 Days	38 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2007
Commercial Paper 20.6%
Bank CDs, BAs, TDs, and Notes 51.8%
Government Securities 0.0%
Repurchase Agreements 26.1%
Other Investments 1.3%
Net Other Assets 0.2%

As of February 28, 2007
Commercial Paper 26.3%
Bank CDs, BAs, TDs, and Notes 50.8%
Government Securities 0.3%
Repurchase Agreements 23.5%
Other Investments 0.8%
Net Other Assets ** (1.7)%

*Source: iMoneyNet, Inc.

**Net Other Assets are not included in the pie chart.

Semiannual Report

Select Money Market Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 22.3%
Due Date	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 1.5%
Huntington National Bank, Columbus
10/29/07	5.35%	$ 2,000,000	$ 2,000,000
Merrill Lynch Bank USA
11/14/07	5.63	10,000,000	10,000,000
Wachovia Bank NA
3/28/08	5.40	33,000,000	33,000,000
Washington Mutual Bank
10/22/07	5.33	22,000,000	22,000,000
			67,000,000
London Branch, Eurodollar, Foreign Banks - 8.9%
Barclays Bank PLC
3/4/08	5.35	25,000,000	25,000,000
Bayerische Hypo-und Vereinsbank AG
11/5/07 to 12/18/07	5.35 to 5.38	45,000,000	45,000,000
Calyon
11/5/07 to 6/16/08	5.34 to 5.42	53,000,000	53,000,000
Credit Agricole SA
11/19/07 to 12/12/07	5.35 to 5.36	22,000,000	21,998,500
Credit Industriel et Commercial
11/19/07	5.33	28,000,000	28,000,000
HBOS Treasury Services PLC
11/9/07 to 2/11/08	5.30 to 5.47	70,000,000	70,000,000
ING Bank NV
12/6/07	5.36	20,000,000	20,000,000
Landesbank Hessen-Thuringen
9/17/07 to 2/20/08	5.37 to 5.40	42,000,000	42,000,000
Societe Generale
9/28/07 to 3/14/08	5.30 to 5.40	60,000,000	60,000,000
Unicredito Italiano SpA
11/13/07	5.37	22,000,000	22,000,220
			386,998,720
New York Branch, Yankee Dollar, Foreign Banks - 11.9%
Banco Espirito Santo SA (BES)
10/2/07	5.35	22,000,000	22,000,000
Barclays Bank PLC
11/7/07 to 4/16/08	5.34 to 5.36	95,000,000	94,999,999
BNP Paribas SA
10/2/07 to 3/12/08	5.30 to 5.40	29,000,000	29,000,000
Credit Suisse First Boston
9/17/07 to 5/21/08	5.30 to 5.48 (c)	62,000,000	62,000,000
Credit Suisse Group
4/17/08 to 6/5/08	5.30 to 5.40	35,000,000	35,000,000
Deutsche Bank AG
9/4/07 to 4/24/08	5.37 to 5.42 (c)	35,000,000	35,000,000
HBOS Treasury Services PLC
2/11/08	5.30	10,000,000	10,000,000
6/11/08	5.45	25,000,000	24,997,668

Due Date	Yield (a)	Principal Amount	Value
Natexis Banques Populaires NY CD
6/17/08	5.36%	$ 25,000,000	$ 25,000,000
Royal Bank of Scotland Group PLC
11/20/07	5.50	35,000,000	35,000,000
Societe Generale
11/2/07 to 4/2/08	5.34 to 5.36	63,000,000	63,000,000
Svenska Handelsbanken AB
11/14/07 to 11/21/07	5.49 to 5.55	31,000,000	31,000,000
UBS AG
2/25/08	5.40	25,000,000	25,000,000
UniCredito Italiano SpA, New York
10/29/07	5.32 (c)	25,000,000	24,999,024
			516,996,691
TOTAL CERTIFICATES OF DEPOSIT	970,995,411
Commercial Paper - 20.5%

Aegis Finance LLC
9/4/07 to 11/6/07	5.47 to 5.72	14,000,000	13,875,012
Asscher Finance Corp.
11/13/07	5.36	5,000,000	4,946,920
AstraZeneca PLC
9/10/07 to 9/28/07	5.34 to 5.36	48,000,000	47,859,780
Banco Espirito Santo
1/22/08 to 1/30/08	5.34 to 5.37	9,000,000	8,804,778
Bank of America Corp.
2/13/08	5.37	48,000,000	46,849,840
Bavaria TRR Corp.
9/4/07	5.41	22,000,000	21,990,137
Brahms Funding Corp.
9/5/07 to 9/12/07	5.35 to 5.63	7,500,000	7,489,942
Capital One Multi-Asset Execution Trust
9/5/07 to 10/16/07	5.34 to 5.35	20,000,000	19,953,523
Charta LLC
9/10/07	5.35	11,000,000	10,985,453
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/12/07 to 11/13/07	5.34 to 5.73	33,000,000	32,676,528
Citigroup Funding, Inc.
9/19/07 to 2/19/08	5.35 to 5.48	60,000,000	58,980,843
Clipper Receivables LLC
9/6/07	5.40	10,000,000	9,992,528
Devon Energy Corp.
9/4/07 to 11/9/07	5.36 to 5.89	13,000,000	12,920,673
Duke Energy Corp.
9/27/07	5.40	2,000,000	1,992,301
Emerald (MBNA Credit Card Master Note Trust)
9/7/07 to 10/30/07	5.33 to 6.44	25,250,000	25,119,307
Falcon Asset Securitization Corp.
9/6/07	6.31	11,000,000	10,990,375
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Fortune Brands, Inc.
9/14/07 to 10/31/07	5.37 to 6.28%	$ 4,500,000	$ 4,465,811
France Telecom SA
9/4/07 to 9/24/07	5.39 to 5.40 (b)	1,500,000	1,497,850
Govco, Inc.
11/20/07	5.89	25,000,000	24,677,778
Grampian Funding LLC
11/6/07 to 11/20/07	5.36 to 5.66	31,000,000	30,661,027
HBOS Treasury Services PLC
11/16/07 to 11/21/07	5.47	17,000,000	16,799,740
Hypo Real Estate Bank International AG
9/7/07 to 9/26/07	5.34 to 5.36	5,000,000	4,985,138
ITT Corp.
10/22/07	6.26	4,110,000	4,073,901
Jupiter Securitization Corp.
9/6/07 to 11/5/07	6.02 to 6.31	58,000,000	57,455,847
K2 (USA) LLC
10/29/07	5.34 (b)	3,000,000	2,974,528
Kellogg Co.
10/5/07 to 10/26/07	5.40	9,000,000	8,931,876
Landesbank Baden-Wuert
11/30/07 to 1/31/08	5.50 to 5.75	44,000,000	43,215,465
Liberty Harbour II CDO Ltd.
10/19/07	5.36 (b)	2,500,000	2,482,400
Liberty Street Funding Corp.
9/4/07	5.42	2,000,000	1,999,102
Market Street Funding LLC
9/13/07	5.32	25,000,000	24,956,000
Michigan Gen. Oblig.
10/4/07	5.41 to 5.50	5,100,000	5,099,678
Monument Gardens Funding
9/27/07	5.35	11,000,000	10,958,053
Morgan Stanley
11/13/07 to 2/15/08	5.45 to 5.64	37,000,000	36,449,729
National Grid USA
9/28/07	5.40	2,500,000	2,490,006
Nelnet Student Loan Funding LLC
9/10/07 to 10/18/07	5.34 to 5.36	9,000,000	8,968,255
Nissan Motor Acceptance Corp.
9/10/07 to 11/6/07	5.40 to 6.20	7,500,000	7,476,255
Park Avenue Receivables Corp.
9/5/07 to 9/10/07	6.31 (b)	33,000,000	32,955,025
Rockies Express Pipeline LLC
9/7/07 to 10/3/07	5.43 to 6.29 (b)	11,750,000	11,710,705

Due Date	Yield (a)	Principal Amount	Value
Santander Finance, Inc.
1/23/08	5.36%	$ 25,000,000	$ 24,476,000
Scaldis Capital LLC
11/15/07	5.66	6,000,000	5,930,250
Sheffield Receivables Corp.
9/5/07 to 10/2/07	6.05 to 6.07	23,000,000	22,957,572
Societe Generale North America, Inc.
9/19/07 to 11/15/07	5.49 to 5.88	23,000,000	22,859,368
Spectra Energy Capital LLC
10/22/07	5.40 (b)	4,000,000	3,969,825
Stratford Receivables Co. LLC
9/4/07 to 9/10/07	5.53 to 6.36	20,000,000	19,983,983
Thames Asset Global Securities No. 1, Inc.
9/17/07 to 11/7/07	5.37 to 6.27	8,874,000	8,799,654
Time Warner Cable, Inc.
9/13/07 to 9/24/07	5.40 to 5.45	16,500,000	16,453,135
Time Warner, Inc.
9/12/07 to 9/26/07	5.42 to 5.45 (b)	13,500,000	13,461,308
UBS Finance, Inc.
11/7/07	5.64	3,000,000	2,968,937
UniCredito Italiano Bank (Ireland) PLC
2/11/08	5.35	28,000,000	27,339,488
Variable Funding Capital Co. LLC
11/5/07	5.37 (b)	5,000,000	4,952,153
Westpac Banking Corp.
11/1/07 to 11/5/07	5.57 to 5.77	2,000,000	1,980,411
Whirlpool Corp.
9/28/07	6.35	1,000,000	995,275
Wisconsin Energy Corp.
9/7/07 to 11/16/07	5.41 to 6.17	7,000,000	6,975,107
Xcel Energy, Inc.
9/10/07 to 10/10/07	5.49 to 6.03	4,500,000	4,484,680
XTO Energy, Inc.
9/21/07 to 10/18/07	5.38 to 5.40	11,500,000	11,452,178
Zenith Funding Corp.
9/5/07 to 9/7/07	5.34 to 5.34 (b)	9,000,000	8,994,144
TOTAL COMMERCIAL PAPER	889,745,577
Master Notes - 2.3%

Asset Funding Co. III LLC
9/5/07	5.39 to 5.40	19,000,000	19,000,000
Bear Stearns & Co., Inc.
2/27/08	5.38 (c)	12,000,000	12,000,000
Goldman Sachs Group, Inc.
11/14/07	5.68 (c)(e)	49,000,000	49,000,000
Master Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Lehman Brothers Holdings, Inc.
9/11/07 to 12/31/07	5.53 to 5.65% (c)(e)	$ 8,000,000	$ 8,000,000
Lehman Commercial Paper, Inc.
9/4/07	5.53 (c)(e)	11,000,000	11,000,000
TOTAL MASTER NOTES	99,000,000
Medium-Term Notes - 26.6%

AIG Matched Funding Corp.
11/15/07	5.55 (c)	16,000,000	16,000,000
9/17/07 to 11/15/07	5.35 to 5.37 (b)(c)	23,000,000	23,000,000
Australia & New Zealand Banking Group Ltd.
9/24/07	5.52 (b)(c)	27,000,000	27,005,173
Bancaja US Debt SAU
10/23/07	5.39 (b)(c)	11,000,000	11,000,000
Banco Santander Totta SA
9/17/07	5.60 (b)(c)	10,000,000	10,000,000
Banesto SA
10/18/07	5.35 (b)(c)	14,000,000	14,000,000
Bank of America NA
10/25/07 to 11/12/07	5.36 to 5.38 (c)	46,000,000	45,997,183
Bank of New York Co., Inc.
9/27/07	5.57 (b)(c)	5,000,000	5,000,000
Banque Federative du Credit Mutuel (BFCM)
9/13/07	5.55 (b)(c)	28,000,000	28,000,000
Bayerische Landesbank Girozentrale
11/19/07	5.55 (c)	5,000,000	5,000,000
Beta Finance, Inc./Beta Finance Corp.
10/9/07 to 10/15/07	5.30 (b)(c)	9,000,000	8,996,941
BNP Paribas SA
11/19/07	5.50 (b)(c)	5,000,000	5,000,000
9/4/07 to 11/7/07	5.27 to 5.33 (c)	31,000,000	30,989,664
Caixa Catalunya
9/7/07	5.37 (c)	20,000,000	20,000,000
Caja de Ahorros Pens Barcelona
10/23/07	5.36 (b)(c)	35,000,000	35,000,000
Caja Madrid SA
10/19/07	5.36 (c)	5,000,000	5,000,000
Calyon
9/28/07	5.47 (c)	26,000,000	25,990,923
Canadian Imperial Bank of Commerce, New York
10/18/07	5.39 (c)	36,000,000	35,992,389
CC USA, Inc.
10/9/07	5.30 (b)(c)	6,000,000	5,997,985
CIT Group, Inc.
9/20/07	5.59 (c)	1,000,000	1,000,124

Due Date	Yield (a)	Principal Amount	Value
Citigroup Funding, Inc.
11/14/07	5.58% (c)	$ 39,000,000	$ 39,000,000
Commonwealth Bank of Australia
9/24/07	5.52 (c)	17,000,000	17,001,508
Compagnie Financiere du Credit Mutuel
9/10/07	5.35 (c)	8,000,000	8,000,000
Countrywide Bank, Alexandria Virginia
9/17/07	5.62 (c)	6,000,000	5,999,974
Credit Agricole SA
10/23/07	5.35 (c)	30,000,000	30,000,000
9/24/07	5.33 (b)(c)	26,000,000	26,000,000
Cullinan Finance Corp.
4/15/08	5.36 (b)	14,000,000	14,000,000
Cullinan Finance Ltd./Corp.
5/27/08	5.35 (b)	20,000,000	20,000,000
Danske Bank A/S
9/20/07	5.51 (b)(c)	50,000,000	49,996,153
DnB NOR Bank ASA
9/25/07	5.51 (b)(c)	14,500,000	14,499,975
Dorada Finance, Inc.
10/9/07	5.30 (c)	5,000,000	4,998,317
General Electric Capital Corp.
9/7/07 to 9/17/07	5.37 to 5.69 (c)	14,000,000	14,000,254
Genworth Life Insurance Co.
9/1/07	5.39 (c)(e)	5,000,000	5,000,000
HBOS Treasury Services PLC
9/10/07	5.32 (b)(c)	5,000,000	4,999,753
9/24/07	5.43 (c)	10,000,000	10,000,000
HSBC Finance Corp.
9/24/07	5.55 (c)	2,000,000	2,000,000
HSH Nordbank AG
9/21/07 to 9/24/07	5.52 to 5.56 (b)(c)	13,000,000	12,999,993
ING USA Annuity & Life Insurance Co.
9/24/07	5.45 (c)(e)	1,000,000	1,000,000
Intesa Bank Ireland PLC
9/25/07	5.52 (b)(c)	24,000,000	24,000,000
K2 (USA) LLC
9/10/07	5.32 (b)(c)	4,000,000	3,999,990
Links Finance LLC
10/12/07 to 10/22/07	5.33 (b)(c)	14,000,000	13,998,781
Merrill Lynch & Co., Inc.
9/4/07 to 9/27/07	5.41 to 5.62 (c)	27,000,000	27,001,003
Metropolitan Life Global Funding I
9/6/07	5.36 (b)(c)	2,213,000	2,213,000
Monumental Global Funding 2007
11/29/07	5.66 (b)(c)	10,000,000	10,000,000
Morgan Stanley
9/4/07 to 9/17/07	5.20 to 5.69 (c)	15,016,000	15,018,597
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
National Rural Utils. Coop. Finance Corp.
9/4/07	5.31% (c)	$ 1,000,000	$ 1,000,000
Nationwide Building Society
9/28/07	5.44 (c)	5,000,000	5,000,862
Nightingale Finance Ltd./LLC
3/18/08	5.45 (b)	4,000,000	3,999,788
Pacific Life Global Funding
9/4/07	5.40 (b)(c)	2,000,000	2,000,530
RACERS
9/24/07	5.55 (b)(c)	10,000,000	10,000,000
Royal Bank of Canada
9/28/07	5.51 (c)	7,000,000	6,991,914
9/6/07	5.30 (b)(c)	10,000,000	10,000,000
Royal Bank of Scotland PLC
9/21/07	5.52 (b)(c)	8,500,000	8,500,000
Royal Bank of Scotland PLC Mtn 144A
10/11/07	5.37 (b)(c)	2,000,000	1,998,543
Security Life of Denver Insurance Co.
11/28/07	5.60 (c)(e)	1,000,000	1,000,000
Sigma Finance, Inc.
9/10/07 to 8/1/08	5.32 to 5.39 (b)(c)	55,000,000	54,997,922
Skandinaviska Enskilda Banken AB
9/10/07 to	5.33 to 5.70 (c)	51,000,000	50,997,045
9/24/07
Societe Generale
9/24/07	5.45 (c)	7,000,000	6,992,643
9/4/07	5.31 (b)(c)	11,000,000	11,000,209
Southern Co.
9/20/07	5.37 (c)	2,000,000	2,000,000
Svenska Handelsbanken AB
9/13/07	5.51 (b)(c)	30,000,000	30,000,000
U.S. Bank NA, Cincinnati
9/10/07	5.27 (c)	2,500,000	2,498,234
UniCredito Italiano Bank (Ireland) PLC
9/10/07 to 9/17/07	5.35 to 5.63 (b)(c)	36,500,000	36,499,950
UniCredito Italiano SpA, New York
9/4/07 to 11/20/07	5.36 to 5.48 (c)	43,000,000	42,999,600
Verizon Communications, Inc.
9/17/07	5.36 (c)	17,000,000	17,000,000
Wachovia Bank NA
9/27/07	5.50 (c)	2,000,000	1,997,870
Washington Mutual Bank
9/17/07 to 11/16/07	5.49 to 5.57 (c)	16,000,000	16,000,765
Wells Fargo & Co.
9/4/07 to 9/17/07	5.38 to 5.64 (c)	35,000,000	35,011,706
WestLB AG
9/10/07 to 9/28/07	5.41 (b)(c)	7,500,000	7,500,292

Due Date	Yield (a)	Principal Amount	Value
Westpac Banking Corp.
11/14/07 to	5.60 to 5.72% (b)(c)	$ 44,000,000	$ 43,993,885
12/4/07
9/11/07	5.42 (c)	13,000,000	13,009,652
TOTAL MEDIUM-TERM NOTES	1,157,689,090
Short-Term Notes - 0.2%

Metropolitan Life Insurance Co.
10/1/07	5.46 (c)(e)	5,000,000	5,000,000
New York Life Insurance Co.
10/1/07	5.44 (c)(e)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES	10,000,000
Asset-Backed Securities - 1.3%

Aardvark ABS CDO
2/6/08	5.36 (b)(c)	11,000,000	11,000,000
Le Monde CDO I PLC / LLC
3/5/08	5.35 (b)(c)	13,000,000	12,998,700
Master Funding Trust I
9/25/07 to 10/25/07	5.54 (c)	7,000,000	7,000,000
11/26/07 to 3/25/08	5.49 to 5.54 (b)(c)	7,000,000	7,000,000
PASA Funding 2007 Ltd.
7/7/08	5.33 (b)(c)	15,000,000	15,000,000
Wind Trust
1/25/08	5.51 (b)(c)	2,000,000	2,000,000
TOTAL ASSET-BACKED SECURITIES	54,998,700
Municipal Securities - 0.5%

Catholic Health Initiatives Series A
9/5/07	5.34	1,600,000	1,600,000
Catholic Health Initiatives Series B
9/6/07	5.37	2,200,000	2,200,000
Connecticut Hsg. Fin. Auth. Series F2, VRDN
9/7/07	5.61 (c)	5,000,000	5,000,000
Texas Gen. Oblig. Series E, VRDN
9/7/07	5.53 (c)	11,500,000	11,500,000
TOTAL MUNICIPAL SECURITIES	20,300,000
Repurchase Agreements - 26.1%
	Maturity Amount	Value
In a joint trading account at 5.4% dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) #	$ 427,256	$ 427,000
With:
Banc of America Securities LLC at:
5.44%, dated 8/31/07 due 9/4/07:
(Collateralized by Corporate Obligations valued at $38,760,001, 2.87%, 1/15/15)	38,022,948	38,000,000
(Collateralized by Mortgage Loan Obligations valued at $40,950,000, 0.35% - 0.84%, 9/18/18 - 3/25/34)	39,023,552	39,000,000
5.46%, dated 8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at $44,880,001, 4% - 7.13%, 1/15/09 - 3/15/12)	44,026,669	44,000,000
Barclays Capital, Inc. at 5.46%, dated 8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at $95,880,001, 5.42% - 7.13%, 12/1/09 - 10/15/11)	94,056,974	94,000,000
Bear Stearns & Co. at 5.58%, dated 7/12/07 due 10/10/07 (Collateralized by Corporate Obligations valued at $14,738,183, 1.08% - 7.82%, 12/25/31 - 8/25/45) (c)(d)	14,195,300	14,000,000
Citigroup Global Markets, Inc. at:
5.46%, dated 8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at $41,820,000, 5.64%, 11/12/47)	41,024,851	41,000,000
5.5%, dated 8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at $76,500,000, 5.61% - 5.64%, 11/12/47)	75,045,792	75,000,000
Credit Suisse First Boston, Inc. at 5.48%, dated 8/8/07 due 11/6/07 (Collateralized by Mortgage Loan Obligations valued at $40,950,000, 0% - 7%, 5/15/08 - 5/25/47) (c)(d)	39,534,300	39,000,000
Deutsche Bank Securities, Inc. at:
5.36%, dated:
7/11/07 due 10/9/07 (Collateralized by Mortgage Loan Obligations valued at $9,450,001, 4.15%, 11/10/38)	9,120,600	9,000,000

	Maturity Amount	Value
7/19/07 due 10/19/07 (Collateralized by Mortgage Loan Obligations valued at $9,450,001, 4.15% - 4.38%, 11/10/38 - 10/15/41)	$ 9,123,280	$ 9,000,000
7/30/07 due 10/29/07 (Collateralized by Equity Securities valued at $19,950,019)	19,257,429	19,000,000
5.37%, dated 8/7/07 due 11/5/07 (Collateralized by Mortgage Loan Obligations valued at $21,000,001, 0.81% - 5.61%, 8/25/36 - 10/17/48)	20,268,500	20,000,000
Goldman Sachs & Co. at 5.74%, dated 8/31/07 due 11/29/07 (Collateralized by Mortgage Loan Obligations valued at $24,480,001, 5%, 9/1/35)	24,344,400	24,000,000
J.P. Morgan Securities, Inc. at 5.48%, dated 8/8/07 due 9/19/07 (Collateralized by Corporate Obligations valued at $31,634,435, 7.35% - 11.5%, 4/1/08 - 9/15/16) (c)(d)	30,191,800	30,000,000
Lehman Brothers, Inc. at:
5.32%, dated 7/30/07 due:
10/29/07 (Collateralized by Mortgage Loan Obligations valued at $11,550,158, 4.5% - 7%, 8/25/35 - 12/28/35)	11,147,926	11,000,000
11/6/07 (Collateralized by Corporate Obligations valued at $5,103,641, 7.86%, 10/31/08)	5,073,150	5,000,000
5.36%, dated 7/30/07 due:
10/29/07 (Collateralized by Corporate Obligations valued at $8,403,197, 7.97%, 5/1/32)	8,108,391	8,000,000
11/6/07 (Collateralized by Mortgage Loan Obligations valued at $5,101,711, 5.5%, 3/1/37)	5,073,700	5,000,000
5.41%, dated 3/15/07 due 9/13/07 (Collateralized by Corporate Obligations valued at $7,140,448, 5.88% - 8.13%, 12/15/10 - 12/16/36) (c)(d)	7,191,454	7,000,000
5.53%, dated 8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at $29,582,627, 3.88% - 6.75%, 1/15/11 - 5/15/37)	29,017,803	29,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Lehman Brothers, Inc. at: - continued
6%, dated:
8/29/07 due 9/4/07 (Collateralized by Commercial Paper valued at $5,105,000, 0%, 9/04/07)	$ 5,005,000	$ 5,000,000
8/30/07 due 9/6/07 (Collateralized by Corporate Obligations valued at $13,263,925, 5.88%, 12/16/36)	13,015,167	13,000,000
8/31/07 due 9/6/07 (Collateralized by Mortgage Loan Obligations valued at $9,450,001, 4.15%, 11/10/38)	9,009,000	9,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.43%, dated 8/31/07 due 9/4/07 (Collateralized by Mortgage Loan Obligations valued at $124,951,597, 0.3% - 5.72%, 9/19/35 - 2/25/47)	119,071,731	119,000,000
5.49%, dated 7/17/07 due 10/17/07 (Collateralized by Corporate Obligations valued at $22,098,860, 8% - 8.5%, 4/15/12 - 7/15/16) (c)(d)	21,294,630	21,000,000
5.5%, dated 8/31/07 due 9/4/07 (Collateralized by Equity Securities Obligations valued at $23,141,643)	22,013,432	22,000,000
5.56%, dated 8/15/07 due 11/15/07 (Collateralized by Mortgage Loan Obligations valued at $15,790,365, 0%, 6/15/19)	15,213,133	15,000,000
Morgan Stanley & Co. at 5.49%, dated:
8/8/07 due 9/12/07 (Collateralized by Corporate Obligations valued at $31,329,905, 5.89% - 8.01%, 3/15/11 - 1/10/47) (c)(d)	30,160,125	30,000,000
8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at $56,133,281, 4.69% - 9.51%, 4/15/15 - 10/28/52)	55,033,519	55,000,000
UBS Warburg LLC at:
5.53%, dated 8/31/07 due 9/4/07 (Collateralized by Mortgage Loan Obligations valued at $142,800,671, 4.76% - 6%, 5/25/24 - 7/10/39)	136,083,489	136,000,000

	Maturity Amount	Value
UBS Warburg LLC at: - continued
5.55%, dated 8/22/07 due 2/19/08 (Collateralized by Mortgage Loan Obligations valued at $51,000,000, 5.92% - 6.1%, 7/25/37 - 2/15/51) (c)(d)	51,395,208	50,000,000
Wachovia Securities, Inc. at:
5.4%, dated 8/21/07 due 2/19/08 (Collateralized by Mortgage Loan Obligations valued at $25,502,614, 5.75% - 6.1%, 6/15/20 - 2/15/51)	$ 25,682,500	$ 25,000,000
5.55%, dated 8/21/07 due 2/19/08 (Collateralized by Mortgage Loan Obligations valued at $25,500,001, 6.02%, 5/15/46) (c)(d)	25,701,458	25,000,000
5.61%, dated 8/24/07 due 8/22/08 (Collateralized by Mortgage Loan Obligations valued at $51,000,000, 5.92% - 6.1%, 7/25/37 - 2/15/51) (c)(d)	52,836,167	50,000,000
TOTAL REPURCHASE AGREEMENTS		1,135,427,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,338,155,778)		4,338,155,778
NET OTHER ASSETS - 0.2%		6,732,662
NET ASSETS - 100%		$ 4,344,888,440
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $721,195,501 or 16.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $104,000,000 or 2.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 5.39%, 9/5/07	11/7/06	$ 10,000,000
5.40%, 9/5/07	8/29/06	$ 9,000,000
Genworth Life Insurance Co. 5.39%, 9/1/07	7/31/07	$ 5,000,000
Goldman Sachs Group, Inc. 5.68%, 11/14/07	8/13/07	$ 49,000,000
ING USA Annuity & Life Insurance Co. 5.45%, 9/24/07	6/23/05	$ 1,000,000
Lehman Brothers Holdings, Inc.: 5.53%, 12/31/07	12/11/06	$ 2,000,000
5.65%, 9/11/07	1/10/07	$ 6,000,000
Lehman Commercial Paper, Inc. 5.53%, 9/4/07	3/29/07	$ 11,000,000
Metropolitan Life Insurance Co. 5.46%, 10/1/07	3/26/02	$ 5,000,000
New York Life Insurance Co. 5.44%, 10/1/07	2/28/02	$ 5,000,000
Security Life of Denver Insurance Co. 5.60%, 11/28/07	8/26/05	$ 1,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$427,000 due 9/04/07 at 5.40%
ABN AMRO Bank N.V., New York Branch	$ 67,540
BNP Paribas Securities Corp.	55,528
Bank of America, NA	101,311
Barclays Capital, Inc.	135,081
Citigroup Global Markets, Inc.	67,540
$ 427,000
Income Tax Information
At February 28, 2007, the fund had a capital loss carryforward of approximately $113,648 of which $88,157 and $25,491 will expire on February 28, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,135,427,000) - See accompanying schedule: Unaffiliated issuers (cost $4,338,155,778)		$ 4,338,155,778
Cash		149,931
Receivable for fund shares sold		34,622,454
Interest receivable		21,006,319
Prepaid expenses		1,884
Total assets		4,393,936,366

Liabilities
Payable for investments purchased	$ 24,993,885
Payable for fund shares redeemed	21,490,022
Distributions payable	1,261,162
Accrued management fee	831,756
Other affiliated payables	387,387
Other payables and accrued expenses	83,714
Total liabilities		49,047,926

Net Assets		$ 4,344,888,440
Net Assets consist of:
Paid in capital		$ 4,345,141,481
Distributions in excess of net investment income		(93,666)
Accumulated undistributed net realized gain (loss) on investments		(159,375)
Net Assets, for 4,344,929,808 shares outstanding		$ 4,344,888,440
Net Asset Value, offering price and redemption price per share ($4,344,888,440 ÷ 4,344,929,808 shares)		$ 1.00

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)
Investment Income
Interest (including $68,770 from affiliated interfund lending)		$ 92,936,847

Expenses
Management fee	$ 4,009,359
Transfer agent fees	1,875,555
Accounting fees and expenses	152,420
Custodian fees and expenses	27,542
Independent trustees' compensation	4,895
Registration fees	213,672
Audit	20,250
Legal	4,695
Miscellaneous	13,013
Total expenses before reductions	6,321,401
Expense reductions	(47,899)	6,273,502
Net investment income		86,663,345
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(45,727)
Net increase in net assets resulting from operations		$ 86,617,618

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 86,663,345	$ 78,305,770
Net realized gain (loss)	(45,727)	25,093
Net increase in net assets resulting from operations	86,617,618	78,330,863
Distributions to shareholders from net investment income	(86,662,067)	(78,307,384)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,259,723,440	4,415,464,744
Reinvestment of distributions	79,878,429	72,185,112
Cost of shares redeemed	(2,562,308,821)	(2,811,829,894)
Net increase (decrease) in net assets and shares resulting from share transactions	1,777,293,048	1,675,819,962
Total increase (decrease) in net assets	1,777,248,599	1,675,843,441

Net Assets
Beginning of period	2,567,639,841	891,796,400
End of period (including distributions in excess of net investment income of $93,666 and distributions in excess of net investment income of $94,944, respectively)	$ 4,344,888,440	$ 2,567,639,841

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 F	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.049	.033	.013	.009	.015
Distributions from net investment income	(.025)	(.049)	(.033)	(.013)	(.009)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	2.57%	4.97%	3.32%	1.29%	.86%	1.50%
Ratios to Average Net Assets E
Expenses before reductions	.37% A	.39%	.40%	.39%	.40%	.38%
Expenses net of fee waivers, if any	.37% A	.39%	.40%	.39%	.40%	.38%
Expenses net of all reductions	.37% A	.38%	.40%	.39%	.40%	.38%
Net investment income	5.06% A	4.92%	3.34%	1.26%	.86%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,344,888	$ 2,567,640	$ 891,796	$ 584,755	$ 607,620	$ 1,079,578

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Money Market Portfolio (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust)(formerly of Fidelity Select Portfolios Trust) and is authorized to issue an unlimited number of shares. Effective April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Fixed-Income Trust effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 4,338,155,778

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Expenses - continued

Repurchase Agreements - continued

agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $2,029,157 or an annualized rate of .12% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .23% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of ..11% of average net assets.

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 15,773,931	5.41%

5. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $3,451 and $44,448, respectively.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Money Market Portfolio

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in June 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Select Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. The Board also recognized that the income-based component of the fund's management fee varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Select Money Market Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Semiannual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SELMM-USAN-1007
1.813613.102

Spartan® Short-Term Treasury Bond Index Fund

Spartan Intermediate Treasury Bond Index Fund

Spartan Long-Term Treasury Bond Index Fund

Semiannual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Short-Term Treasury Bond Index Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Intermediate Treasury Bond Index Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Long-Term Treasury Bond Index Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable..

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Investments - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Actual	$ 1,000.00	$ 1,030.60	$ 1.02
HypotheticalA	$ 1,000.00	$ 1,024.13	$ 1.02
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,031.10	$ .51
HypotheticalA	$ 1,000.00	$ 1,024.63	$ .51
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Actual	$ 1,000.00	$ 1,028.80	$ 1.02
HypotheticalA	$ 1,000.00	$ 1,024.13	$ 1.02
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,029.30	$ .51
HypotheticalA	$ 1,000.00	$ 1,024.63	$ .51
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Actual	$ 1,000.00	$ 1,013.70	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,024.13	$ 1.02
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,014.20	$ .51
HypotheticalA	$ 1,000.00	$ 1,024.63	$ .51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below) ; multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Short-Term Treasury Bond Index Fund
Investor Class	.20%
Fidelity Advantage Class	.10%
Spartan Intermediate Treasury Bond Index Fund
Investor Class	.20%
Fidelity Advantage Class	.10%
Spartan Long-Term Treasury Bond Index Fund
Investor Class	.20%
Fidelity Advantage Class	.10%

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Investment Changes

Coupon Distribution as of August 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
3 - 3.99%	24.1	17.3
4 - 4.99%	51.7	53.3
5 - 5.99%	0.7	6.3
6 - 6.99%	14.5	21.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2007
6 months ago
Years	2.4	2.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2007
6 months ago
Years	2.3	2.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2007	As of February 28, 2007
U.S. Treasury Obligations 98.7%	U.S. Treasury Obligations 99.2%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets 0.8%

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.7%
	Principal Amount	Value
U.S. Treasury Obligations - 98.7%
U.S. Treasury Bonds 8% 11/15/21	$ 97,000	$ 128,260
U.S. Treasury Notes:
3% 11/15/07	1,000	998
3% 2/15/09	27,945,000	27,464,684
3.25% 8/15/08	3,859,000	3,819,808
3.375% 9/15/09	4,161,000	4,096,958
3.5% 2/15/10	7,177,000	7,060,934
3.625% 7/15/09	4,316,000	4,272,840
3.625% 5/15/13	402,000	388,527
3.875% 5/15/09	13,753,000	13,675,639
3.875% 5/15/10	7,041,000	6,985,439
4% 3/15/10	10,285,000	10,239,201
4.125% 8/15/10	3,016,000	3,011,995
4.25% 10/15/10	6,139,000	6,151,947
4.25% 1/15/11	7,584,000	7,598,220
4.5% 2/15/09	16,666,000	16,731,097
4.5% 2/28/11	1,862,000	1,880,475
4.5% 3/31/12	3,342,000	3,374,377
4.625% 8/31/11	1,370,000	1,389,801
4.625% 10/31/11	12,357,000	12,538,500
4.625% 12/31/11	2,638,000	2,675,921
4.625% 2/29/12	6,969,000	7,075,709
4.625% 7/31/12	7,559,000	7,680,065
4.75% 11/15/08	8,941,000	8,991,991
4.75% 3/31/11	7,489,000	7,627,082
4.75% 1/31/12	7,944,000	8,099,154
4.75% 5/31/12	3,524,000	3,596,682
4.875% 4/30/08	2,182,000	2,187,625
4.875% 10/31/08 (b)	12,344,000	12,424,038
4.875% 5/15/09	8,751,000	8,845,345
4.875% 4/30/11	6,054,000	6,188,326
4.875% 5/31/11	4,373,000	4,473,102
4.875% 7/31/11	2,341,000	2,394,770
5% 7/31/08	486,000	488,354
5% 2/15/11	1,446,000	1,485,539
6% 8/15/09	15,164,000	15,673,419
6.5% 2/15/10	23,769,000	25,022,434
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $253,045,754)		255,739,256
Cash Equivalents - 9.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
5.37%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) #	$ 4,208,511	$ 4,206,000
5.4%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) # (a)	20,802,474	20,790,000
TOTAL CASH EQUIVALENTS (Cost $24,996,000)		24,996,000
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $278,041,754)		280,735,256
NET OTHER ASSETS - (8.3)%		(21,478,758)
NET ASSETS - 100%		$ 259,256,498
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,206,000 due 9/04/07 at 5.37%
BNP Paribas Securities Corp.	$ 97,186
Banc of America Securities LLC	1,489,369
Bank of America, NA	669,422
Bear Stearns & Co., Inc.	83,678
Citigroup Global Markets, Inc.	263,917
Credit Suisse Securities (USA) LLC	167,355
Greenwich Capital Markets, Inc.	83,678
Repurchase Agreement / Counterparty	Value
HSBC Securities (USA), Inc.	$ 167,355
ING Financial Markets LLC	334,711
Societe Generale, New York Branch	502,066
UBS Securities LLC	163,172
WestLB AG	184,091
$ 4,206,000
$20,790,000 due 9/04/07 at 5.40%
Barclays Capital, Inc.	$ 13,323,242
Citigroup Global Markets, Inc.	1,756,797
Countrywide Securities Corp.	5,709,961
$ 20,790,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,129,680 and repurchase agreements of $24,996,000) - See accompanying schedule: Unaffiliated issuers (cost $278,041,754)		$ 280,735,256
Cash		185
Receivable for investments sold		8,756,743
Receivable for fund shares sold		2,642,840
Interest receivable		2,037,161
Total assets		294,172,185

Liabilities
Payable for investments purchased	$ 13,940,616
Payable for fund shares redeemed	72,159
Distributions payable	85,389
Accrued management fee	19,221
Other affiliated payables	5,328
Other payables and accrued expenses	2,974
Collateral on securities loaned, at value	20,790,000
Total liabilities		34,915,687

Net Assets		$ 259,256,498
Net Assets consist of:
Paid in capital		$ 255,976,349
Undistributed net investment income		759,463
Accumulated undistributed net realized gain (loss) on investments		(172,816)
Net unrealized appreciation (depreciation) on investments		2,693,502
Net Assets		$ 259,256,498

Investor Class: Net Asset Value, offering price and redemption price per share ($68,907,687 ÷ 6,820,730 shares)		$ 10.10

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($190,348,811 ÷ 18,840,891 shares)		$ 10.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements - continued

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Interest		$ 4,539,649

Expenses
Management fee	$ 94,899
Transfer agent fees	19,500
Independent trustees' compensation	289
Miscellaneous	185
Total expenses before reductions	114,873
Expense reductions	(104)	114,769
Net investment income		4,424,880
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(42,822)
Change in net unrealized appreciation (depreciation) on investment securities		1,812,906
Net gain (loss)		1,770,084
Net increase (decrease) in net assets resulting from operations		$ 6,194,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,424,880	$ 5,700,004
Net realized gain (loss)	(42,822)	(66,346)
Change in net unrealized appreciation (depreciation)	1,812,906	932,698
Net increase (decrease) in net assets resulting from operations	6,194,964	6,566,356
Distributions to shareholders from net investment income	(4,112,061)	(5,133,066)
Distributions to shareholders from net realized gain	(186,004)	-
Total distributions	(4,298,065)	(5,133,066)
Share transactions - net increase (decrease)	78,643,700	159,791,254
Total increase (decrease) in net assets	80,540,599	161,224,544

Net Assets
Beginning of period	178,715,899	17,491,355
End of period (including undistributed net investment income of $759,463 and undistributed net investment income of $446,644, respectively)	$ 259,256,498	$ 178,715,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.96	$ 10.00
Income from Investment Operations
Net investment incomeD	.228	.457	.075
Net realized and unrealized gain (loss)	.075	(.003)E	(.054)
Total from investment operations	.303	.454	.021
Distributions from net investment income	(.213)	(.394)	(.061)
Distributions from net realized gain	(.010)	-	-
Total distributions	(.223)	(.394)	(.061)
Net asset value, end of period	$ 10.10	$ 10.02	$ 9.96
Total ReturnB, C	3.06%	4.65%	.21%
Ratios to Average Net AssetsG
Expenses before reductions	.20%A	.20%	.20%A
Expenses net of fee waivers, if any	.20%A	.20%	.20%A
Expenses net of all reductions	.20%A	.20%	.20%A
Net investment income	4.56%A	4.60%	4.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,908	$ 26,670	$ 7,357
Portfolio turnover rate	124%A	123%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.96	$ 10.00
Income from Investment Operations
Net investment incomeD	.233	.465	.076
Net realized and unrealized gain (loss)	.075	(.001)E	(.053)
Total from investment operations	.308	.464	.023
Distributions from net investment income	(.218)	(.404)	(.063)
Distributions from net realized gain	(.010)	-	-
Total distributions	(.228)	(.404)	(.063)
Net asset value, end of period	$ 10.10	$ 10.02	$ 9.96
Total ReturnB, C	3.11%	4.75%	.23%
Ratios to Average Net AssetsG
Expenses before reductions	.10%A	.10%	.10%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%A
Net investment income	4.66%A	4.70%	4.18%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 190,349	$ 152,046	$ 10,134
Portfolio turnover rate	124%A	123%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Investment Changes

Coupon Distribution as of August 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	0.3	0.0
3 - 3.99%	8.4	5.3
4 - 4.99%	49.5	50.5
6 - 6.99%	1.3	1.2
7 - 7.99%	11.3	24.4
8 - 8.99%	8.8	0.7
9% and over	0.6	2.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2007
6 months ago
Years	6.0	6.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2007
6 months ago
Years	5.9	5.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2007	As of February 28, 2007
U.S. Treasury Obligations 98.4%	U.S. Treasury Obligations 99.0%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets 1.0%

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.4%
	Principal Amount	Value
U.S. Treasury Obligations - 98.4%
U.S. Treasury Bonds:
6% 2/15/26	$ 18,000	$ 20,443
7.25% 5/15/16	72,153,000	85,912,794
7.5% 11/15/16	16,460,000	20,013,039
8.75% 5/15/17	16,461,000	21,724,668
8.875% 8/15/17	45,391,000	60,596,985
9.125% 5/15/18	1,000	1,372
9.25% 2/15/16	81,000	107,610
10.375% 11/15/12	23,000	23,277
10.625% 8/15/15	3,233,000	4,547,923
12% 8/15/13	906,000	969,208
U.S. Treasury Notes:
2.625% 3/15/09	2,668,000	2,605,051
3.25% 8/15/08	6,626,000	6,558,706
3.625% 5/15/13	20,829,000	20,130,895
3.875% 2/15/13	53,313,000	52,280,061
4% 6/15/09	1,000	996
4% 11/15/12	1,531,000	1,512,221
4% 2/15/14 (b)	86,451,000	84,803,071
4% 2/15/15	58,941,000	57,310,928
4.125% 5/15/15	99,689,000	97,578,384
4.25% 8/15/13 (b)	51,208,000	51,035,992
4.25% 8/15/14 (b)	26,495,000	26,290,088
4.25% 11/15/14	3,309,000	3,276,426
4.5% 4/30/09	2,235,000	2,245,127
4.5% 11/15/15	8,054,000	8,062,183
4.5% 2/15/16	12,912,000	12,917,049
4.5% 5/15/17	3,514,000	3,499,174
4.625% 11/15/16 (b)	99,970,000	100,610,407
4.625% 2/15/17	829,000	833,728
4.75% 5/15/14	709,000	725,063
4.875% 4/30/08	11,933,000	11,963,763
4.875% 4/30/11	1,060,000	1,083,519
4.875% 2/15/12	653,000	670,651
5% 2/15/11	262,000	269,164
6% 8/15/09	12,178,000	12,587,108
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $743,709,046)		752,767,074
Cash Equivalents - 24.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
5.37%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) #	$ 9,298,548	$ 9,293,000
5.4%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) # (a)	175,460,213	175,355,000
TOTAL CASH EQUIVALENTS (Cost $184,648,000)		184,648,000
TOTAL INVESTMENT PORTFOLIO - 122.6% (Cost $928,357,046)		937,415,074
NET OTHER ASSETS - (22.6)%		(172,555,153)
NET ASSETS - 100%		$ 764,859,921
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,293,000 due 9/04/07 at 5.37%
BNP Paribas Securities Corp.	$ 214,729
Banc of America Securities LLC	3,290,704
Bank of America, NA	1,479,063
Bear Stearns & Co., Inc.	184,883
Citigroup Global Markets, Inc.	583,114
Credit Suisse Securities (USA) LLC	369,766
Greenwich Capital Markets, Inc.	184,883
Repurchase Agreement / Counterparty	Value
HSBC Securities (USA), Inc.	$ 369,766
ING Financial Markets LLC	739,531
Societe Generale, New York Branch	1,109,297
UBS Securities LLC	360,522
WestLB AG	406,742
$ 9,293,000
$175,355,000 due 9/04/07 at 5.40%
Barclays Capital, Inc.	$ 112,376,004
Citigroup Global Markets, Inc.	14,817,852
Countrywide Securities Corp.	48,161,144
$ 175,355,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $171,244,203 and repurchase agreements of $184,648,000) - See accompanying schedule: Unaffiliated issuers (cost $928,357,046)		$ 937,415,074
Cash		721
Receivable for investments sold		95,379,117
Receivable for fund shares sold		1,386,583
Interest receivable		6,356,663
Total assets		1,040,538,158

Liabilities
Payable for investments purchased	$ 99,399,125
Payable for fund shares redeemed	742,589
Distributions payable	37,294
Accrued management fee	61,646
Other affiliated payables	57,766
Other payables and accrued expenses	24,817
Collateral on securities loaned, at value	175,355,000
Total liabilities		275,678,237

Net Assets		$ 764,859,921
Net Assets consist of:
Paid in capital		$ 755,986,175
Undistributed net investment income		1,105,602
Accumulated undistributed net realized gain (loss) on investments		(1,289,884)
Net unrealized appreciation (depreciation) on investments		9,058,028
Net Assets		$ 764,859,921

Investor Class: Net Asset Value, offering price and redemption price per share ($712,054,006 ÷ 70,919,118 shares)		$ 10.04

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($52,805,915 ÷ 5,259,293 shares)		$ 10.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements - continued

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Interest		$ 16,308,248

Expenses
Management fee	$ 344,493
Transfer agent fees	326,848
Independent trustees' compensation	1,046
Miscellaneous	658
Total expenses before reductions	673,045
Expense reductions	(346)	672,699
Net investment income		15,635,549
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,068,723)
Change in net unrealized appreciation (depreciation) on investment securities		7,194,151
Net gain (loss)		6,125,428
Net increase (decrease) in net assets resulting from operations		$ 21,760,977

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 15,635,549	$ 7,850,278
Net realized gain (loss)	(1,068,723)	436,052
Change in net unrealized appreciation (depreciation)	7,194,151	1,936,730
Net increase (decrease) in net assets resulting from operations	21,760,977	10,223,060
Distributions to shareholders from net investment income	(14,840,508)	(7,521,605)
Distributions to shareholders from net realized gain	(659,769)	-
Total distributions	(15,500,277)	(7,521,605)
Share transactions - net increase (decrease)	124,695,071	619,510,006
Total increase (decrease) in net assets	130,955,771	622,211,461

Net Assets
Beginning of period	633,904,150	11,692,689
End of period (including undistributed net investment income of $1,105,602 and undistributed net investment income of $310,561, respectively)	$ 764,859,921	$ 633,904,150

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income D	.223	.432	.076
Net realized and unrealized gain (loss)	.059	.055	(.091)
Total from investment operations	.282	.487	(.015)
Distributions from net investment income	(.212)	(.417)	(.075)
Distributions from net realized gain	(.010)	-	-
Total distributions	(.222)	(.417)	(.075)
Net asset value, end of period	$ 10.04	$ 9.98	$ 9.91
Total Return B, C	2.88%	5.07%	(.15)%
Ratios to Average Net Assets F
Expenses before reductions	.20% A	.20%	.20%A
Expenses net of fee waivers, if any	.20%A	.20%	.20%A
Expenses net of all reductions	.20%A	.20%	.20%A
Net investment income	4.51%A	4.41%	4.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 712,054	$ 610,674	$ 5,319
Portfolio turnover rate	86%A	100%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.91	$ 10.00
Income from Investment Operations
Net investment incomeD	.227	.441	.078
Net realized and unrealized gain (loss)	.060	.056	(.091)
Total from investment operations	.287	.497	(.013)
Distributions from net investment income	(.217)	(.427)	(.077)
Distributions from net realized gain	(.010)	-	-
Total distributions	(.227)	(.427)	(.077)
Net asset value, end of period	$ 10.04	$ 9.98	$ 9.91
Total Return B, C	2.93%	5.18%	(.13)%
Ratios to Average Net AssetsF
Expenses before reductions	.10%A	.10%	.10%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%A
Net investment income	4.61%A	4.52%	4.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,806	$ 23,231	$ 6,374
Portfolio turnover rate	86%A	100%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Investment Changes

Coupon Distribution as of August 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
4 - 4.99%	10.3	7.0
5 - 5.99%	7.1	2.6
6 - 6.99%	30.0	40.0
7 - 7.99%	15.6	13.4
8 - 8.99%	34.5	33.1
9 - 9.99%	0.6	2.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2007
6 months ago
Years	17.6	17.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2007
6 months ago
Years	10.6	10.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2007	As of February 28, 2007
U.S. Treasury Obligations 99.2%	U.S. Treasury Obligations 99.1%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 0.9%

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.2%
	Principal Amount	Value
U.S. Treasury Obligations - 99.2%
U.S. Treasury Bonds:
4.5% 2/15/36	$ 2,109,000	$ 1,999,102
4.75% 2/15/37	1,778,000	1,753,830
5.25% 2/15/29	2,108,000	2,213,071
5.375% 2/15/31	326,000	349,406
6% 2/15/26	1,893,000	2,149,886
6.125% 11/15/27	2,681,000	3,109,124
6.125% 8/15/29	2,372,000	2,771,348
6.25% 8/15/23	693,000	798,737
6.25% 5/15/30	979,000	1,165,086
6.375% 8/15/27	96,000	114,195
6.625% 2/15/27	415,000	505,230
6.75% 8/15/26	255,000	313,550
7.125% 2/15/23	2,558,000	3,185,309
7.25% 5/15/16	1,000	1,191
7.5% 11/15/16	37,000	44,987
7.625% 2/15/25	849,000	1,121,343
7.875% 2/15/21	1,026,000	1,334,281
8% 11/15/21	1,835,000	2,426,358
8.125% 5/15/21	3,671,000	4,875,545
8.125% 8/15/21	420,000	559,256
8.5% 2/15/20	54,000	72,702
8.75% 5/15/17	5,000	6,599
8.75% 8/15/20	948,000	1,305,796
8.875% 2/15/19	2,434,000	3,316,895
9% 11/15/18	147,000	201,470
U.S. Treasury Notes 5.125% 5/15/16	3,000	3,128
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $35,061,764)		35,697,425
Cash Equivalents - 1.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.37%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) # (Cost $670,000)	$ 670,400	$ 670,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $35,731,764)		36,367,425
NET OTHER ASSETS - (1.0)%		(371,476)
NET ASSETS - 100%		$ 35,995,949
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$670,000 due 9/04/07 at 5.37%
BNP Paribas Securities Corp.	$ 15,481
Banc of America Securities LLC	237,251
Bank of America, NA	106,636
Bear Stearns & Co., Inc.	13,330
Citigroup Global Markets, Inc.	42,041
Credit Suisse Securities (USA) LLC	26,659
Greenwich Capital Markets, Inc.	13,330
HSBC Securities (USA), Inc.	26,659
ING Financial Markets LLC	53,318
Societe Generale, New York Branch	79,977
UBS Securities LLC	25,993
WestLB AG	29,325
$ 670,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Spartan Long-Term Treasury Bond Index Fund

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $670,000) - See accompanying schedule: Unaffiliated issuers (cost $35,731,764)		$ 36,367,425
Cash		625
Receivable for investments sold		890,641
Receivable for fund shares sold		749,965
Interest receivable		259,973
Total assets		38,268,629

Liabilities
Payable for investments purchased	$ 2,196,280
Payable for fund shares redeemed	67,770
Distributions payable	4,569
Accrued management fee	2,561
Other affiliated payables	1,500
Total liabilities		2,272,680

Net Assets		$ 35,995,949
Net Assets consist of:
Paid in capital		$ 35,647,606
Undistributed net investment income		464
Accumulated undistributed net realized gain (loss) on investments		(287,782)
Net unrealized appreciation (depreciation) on investments		635,661
Net Assets		$ 35,995,949

Investor Class: Net Asset Value, offering price and redemption price per share ($20,908,636 ÷ 2,128,346 shares)		$ 9.82

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($15,087,313 ÷ 1,535,845 shares)		$ 9.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Interest		$ 597,784

Expenses
Management fee	$ 11,987
Transfer agent fees	6,806
Independent trustees' compensation	34
Miscellaneous	20
Total expenses before reductions	18,847
Expense reductions	(89)	18,758
Net investment income		579,026
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(236,113)
Change in net unrealized appreciation (depreciation) on investment securities		258,321
Net gain (loss)		22,208
Net increase (decrease) in net assets resulting from operations		$ 601,234

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 579,026	$ 469,008
Net realized gain (loss)	(236,113)	(8,874)
Change in net unrealized appreciation (depreciation)	258,321	371,233
Net increase (decrease) in net assets resulting from operations	601,234	831,367
Distributions to shareholders from net investment income	(577,435)	(470,642)
Distributions to shareholders from net realized gain	(41,854)	-
Total distributions	(619,289)	(470,642)
Share transactions - net increase (decrease)	17,695,248	14,887,685
Total increase (decrease) in net assets	17,677,193	15,248,410

Net Assets
Beginning of period	18,318,756	3,070,346
End of period (including undistributed net investment income of $464 and distributions in excess of net investment income of $1,127, respectively)	$ 35,995,949	$ 18,318,756

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 10.01	$ 10.00
Income from Investment Operations
Net investment incomeD	.229	.455	.084
Net realized and unrealized gain (loss)	(.099)E	(.067)E	.011
Total from investment operations	.130	.388	.095
Distributions from net investment income	(.230)	(.458)	(.085)
Distributions from net realized gain	(.020)	-	-
Total distributions	(.250)	(.458)	(.085)
Net asset value, end of period	$ 9.82	$ 9.94	$ 10.01
Total ReturnB, C	1.37%	4.09%	.95%
Ratios to Average Net AssetsG
Expenses before reductions	.20%A	.20%	.20%A
Expenses net of fee waivers, if any	.20%A	.20%	.20%A
Expenses net of all reductions	.20%A	.20%	.20%A
Net investment income	4.76%A	4.70%	4.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,909	$ 9,573	$ 1,737
Portfolio turnover rate	86%A	86%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 10.01	$ 10.00
Income from Investment Operations
Net investment incomeD	.235	.463	.086
Net realized and unrealized gain (loss)	(.100)E	(.066)E	.011
Total from investment operations	.135	.397	.097
Distributions from net investment income	(.235)	(.467)	(.087)
Distributions from net realized gain	(.020)	-	-
Total distributions	(.255)	(.467)	(.087)
Net asset value, end of period	$ 9.82	$ 9.94	$ 10.01
Total ReturnB, C	1.42%	4.19%	.97%
Ratios to Average Net AssetsG
Expenses before reductions	.10%A	.10%	.10%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%A
Net investment income	4.86%A	4.80%	4.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,087	$ 8,746	$ 1,334
Portfolio turnover rate	86%A	86%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Fixed-Income Trust (the trust)(formerly of Fidelity Concord Street Trust). Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Funds reorganized into Fidelity Fixed-Income Trust effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Funds' investment strategies or Fidelity Management & Research Company's (FMR) management of the Funds. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Short-Term Treasury Bond Index Fund	$ 277,473,712	$ 3,274,432	$ (12,888)	$ 3,261,544
Spartan Intermediate Treasury Bond Index Fund	927,426,780	10,091,180	(102,886)	9,988,294
Spartan Long-Term Treasury Bond Index Fund	35,759,655	675,569	(67,799)	607,770

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .10% each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under the expense contract, FMR pays class-level expenses of each Fidelity Advantage Class and Investor Class so that the total expenses do not exceed ..10% and .20% of the class' average net assets, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is each Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives asset-based fees of .10% and .06% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .10%, and each Fidelity Advantage Class pays no transfer agent fees. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Spartan Short-Term Treasury Bond Index Fund	$ 185
Spartan Intermediate Treasury Bond Index Fund	658
Spartan Long-Term Treasury Bond Index Fund	20

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned

Semiannual Report

6. Security Lending - continued

securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to:

Spartan Short-Term Treasury Bond Index Fund	$ 12,324
Spartan Intermediate Treasury Bond Index Fund	$ 264,325

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

	Transfer agent expense reduction	Management fee reduction

Spartan Short-Term Treasury Bond Index Fund	$ 43	$ 61
Spartan Intermediate Treasury Bond Index Fund	-	346
Spartan Long-Term Treasury Bond Index Fund	-	89

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2007	Year ended February 28, 2007
Spartan Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 828,748	$ 694,066
Fidelity Advantage Class	3,283,313	4,439,000
Total	$ 4,112,061	$ 5,133,066
From net realized gain
Investor Class	$ 30,856	$ -
Fidelity Advantage Class	155,148	-
Total	$ 186,004	$ -
Spartan Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$ 14,063,030	$ 6,854,900
Fidelity Advantage Class	777,478	666,705
Total	$ 14,840,508	$ 7,521,605
From net realized gain
Investor Class	$ 629,462	$ -
Fidelity Advantage Class	30,307	-
Total	$ 659,769	$ -
Spartan Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 324,887	$ 243,544
Fidelity Advantage Class	252,548	227,098
Total	$ 577,435	$ 470,642
From net realized gain
Investor Class	$ 23,567	$ -
Fidelity Advantage Class	18,287	-
Total	$ 41,854	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007	Six months ended August 31, 2007	Year ended February 28, 2007
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	6,708,443	3,406,879	$ 67,229,468	$ 33,912,713
Reinvestment of distributions	72,234	60,928	723,252	607,959
Shares redeemed	(2,621,561)	(1,545,148)	(26,359,321)	(15,407,784)
Net increase (decrease)	4,159,116	1,922,659	$ 41,593,399	$ 19,112,888
Fidelity Advantage Class
Shares sold	9,769,762	14,974,260	$ 98,065,125	$ 148,835,286
Reinvestment of distributions	290,714	392,908	2,908,930	3,921,443
Shares redeemed	(6,393,705)	(1,210,912)	(63,923,754)	(12,078,363)
Net increase (decrease)	3,666,771	14,156,256	$ 37,050,301	$ 140,678,366
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	15,966,724	65,028,328	$ 157,437,371	$ 646,491,342
Reinvestment of distributions	1,482,966	690,955	14,653,076	6,838,662
Shares redeemed	(7,722,819)	(5,063,614)	(76,395,433)	(50,301,805)
Net increase (decrease)	9,726,871	60,655,669	$ 95,695,014	$ 603,028,199
Fidelity Advantage Class
Shares sold	3,570,544	2,145,684	$ 35,307,608	$ 21,043,083
Reinvestment of distributions	68,677	55,711	678,831	548,953
Shares redeemed	(707,685)	(516,605)	(6,986,382)	(5,110,229)
Net increase (decrease)	2,931,536	1,684,790	$ 29,000,057	$ 16,481,807
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	1,918,346	1,361,140	$ 18,563,177	$ 13,230,145
Reinvestment of distributions	34,807	24,109	337,192	235,169
Shares redeemed	(787,451)	(596,053)	(7,582,296)	(5,817,623)
Net increase (decrease)	1,165,702	789,196	$ 11,318,073	$ 7,647,691
Fidelity Advantage Class
Shares sold	1,004,429	1,030,396	$ 9,717,591	$ 9,999,248
Reinvestment of distributions	26,041	20,478	252,199	199,556
Shares redeemed	(374,054)	(304,644)	(3,592,615)	(2,958,810)
Net increase (decrease)	656,416	746,230	$ 6,377,175	$ 7,239,994

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Intermediate Treasury Bond Index Fund
Spartan Long-Term Treasury Bond Index Fund
Spartan Short-Term Treasury Bond Index Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contracts and subadvisory agreements (together, the Advisory Contracts) for the funds in connection with reorganizing the funds from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under each fund's Advisory Contracts are identical to those in each fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the funds during the past year and that it will again consider renewal of the Advisory Contracts in June 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider each fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the funds from one Trust to another.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the funds' portfolio manager and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Semiannual Report

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against (i) a broad-based securities market index and (ii) a peer group of mutual funds deemed appropriate by the Board. Because each fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2006, the total returns of Fidelity Advantage Class and Investor Class of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Advantage Class of the fund was in the fourth quartile for the period shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the period shown, but considered that, unlike the benchmark, the fund has fees and transaction costs. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan Long-Term Treasury Bond Index Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Advantage Class of the fund was in the third quartile for the period shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the period shown, but considered that, unlike the benchmark, the fund has fees and transaction costs. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Advantage Class of the fund was in the second quartile for the period shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the period shown, but considered that, unlike the benchmark, the fund has fees and transaction costs. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month period shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is narrower than the Lipper peer group used by the Board for performance comparisons. The Board considered that FMR created a mapped group comprising only those funds that Lipper identifies as "pure index" funds, and that FMR considers this smaller universe of funds to be a more meaningful comparison than a universe comprising primarily actively managed funds. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Spartan Intermediate Treasury Bond Index Fund

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Spartan Short-Term Treasury Bond Index Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the contractual arrangements described below. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the contractual arrangements for each fund (i) oblige FMR to pay all class-level expenses of Investor Class of each fund and limit the total expenses of Investor Class of each fund to 20 basis points, and (ii) oblige FMR to pay all class-level expenses of Fidelity Advantage Class of each fund and limit the total expenses of Fidelity Advantage Class of each fund to 10 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class.

The Board noted that the total expenses of Fidelity Advantage Class of each fund ranked below its competitive median for 2006, and the total expenses of Investor Class of each fund ranked equal to its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.
Fidelity Research & Analysis Company

Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LBX-USAN-1007
1.821050.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 30, 2007